Note 15 - Stock-based Compensation (Details) - Options Outstanding and Vested Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	177,528,800
Weighted average remaining contractual life	4 years 65 days
Weighted average exercise price, options outstanding	$ 0.0869	$ 0.1345
Number Exercisable and vested	127,127,050
Weighted average exervise price, options exercisable	$ 0.0944
Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	46,740,200
Weighted average remaining contractual life	3 years 208 days
Weighted average exercise price, options outstanding	$ 0.0476
Number Exercisable and vested	32,034,900
Weighted average exervise price, options exercisable	$ 0.0467
Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	40,027,700
Weighted average remaining contractual life	5 years 222 days
Weighted average exercise price, options outstanding	$ 0.0663
Number Exercisable and vested	24,111,300
Weighted average exervise price, options exercisable	$ 0.0653
Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	31,246,750
Weighted average remaining contractual life	6 years 58 days
Weighted average exercise price, options outstanding	$ 0.0826
Number Exercisable and vested	12,323,500
Weighted average exervise price, options exercisable	$ 0.0863
Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	33,915,300
Weighted average remaining contractual life	3 years 3 months
Weighted average exercise price, options outstanding	$ 0.1124
Number Exercisable and vested	33,058,500
Weighted average exervise price, options exercisable	$ 0.1125
Exercise Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	25,598,850
Weighted average remaining contractual life	1 year 328 days
Weighted average exercise price, options outstanding	$ 0.1621
Number Exercisable and vested	25,598,850
Weighted average exervise price, options exercisable	$ 0.1621